Share-based Compensation - Share options activities (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 CNY (¥) $ / shares shares	Dec. 31, 2017 CNY (¥) shares
Share options activities outstanding
Outstanding Balance	0	0	18,712	20,529
Granted			205	60
Exercised			0	0
Forfeited			(3,443)	(1,877)
Replaced by restricted shares			(15,474)
Outstanding Balance	0	0	0	18,712	20,529
Exercisable	0	0	0			12,030
Weighted average exercise price
Outstanding Balance | $ / shares			$ 0.37	$ 0.43
Granted | $ / shares			1.00	0.42
Forfeited | $ / shares			0.12	0.94
Replaced by restricted shares | $ / shares			$ (0.43)
Outstanding Balance | $ / shares				0.37	$ 0.43
Exercisable | $ / shares				$ 0.28
Remaining contractual life, Outstanding	0 years	0 years	0 years	8 months 19 days	1 year 4 months 21 days
Remaining contractual life, Exercisable	0 years	0 years	0 years	4 months 21 days
Aggregated intrinsic value, Outstanding | ¥					$ 9,975	¥ 8,951
Aggregated intrinsic value, Exercisable | ¥						¥ 5,293
Employees
Share options activities outstanding
Outstanding Balance	0	0	17,075	18,892
Granted			205	60
Exercised			0	0
Forfeited			(3,443)	(1,877)
Replaced by restricted shares			(13,837)
Outstanding Balance	0	0	0	17,075	18,892
Exercisable	0	0	0			10,606
Consultants
Share options activities outstanding
Outstanding Balance	0	0	1,637	1,637
Granted			0	0
Exercised			0	0
Forfeited			0	0
Replaced by restricted shares			(1,637)
Outstanding Balance	0	0	0	1,637	1,637
Exercisable	0	0	0			1,424